Note 16 - Variable Interest Entities - Maximum Exposure Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-consolidated investments	$ 67,251	$ 54,302
Co-investment commitments	23,546	31,893
Maximum exposure to loss	84,147	79,774
Variable Interest Entity, Not Primary Beneficiary [Member]
Non-consolidated investments	$ 60,601	$ 47,881